Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes
Related Party Transactions	NOTE 6 – RELATED PARTY TRANSACTIONS As discussed in Note 3, the Company assumed the auto lease of its CEO on September 30, 2015.